Condensed consolidated Statements of Cash Flows - USD ($)	3 Months Ended				9 Months Ended			12 Months Ended			18 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025
Cash Flows from Operating Activities:
Net loss	$ (33,384,811)	$ (18,200)	$ (69)	$ (44,611)	$ (31,429,725)		$ (51,910)	$ (51,910)
Adjustments to reconcile net loss to net cash used in operating activities:
Payment of formation costs through issuance of Class B Ordinary Shares					$ 0		$ 4,827	$ 4,827
Operating Cost and Expense, Related Party [Extensible Enumeration]					Related Party [Member]		Related Party [Member]	Related Party [Member]			Related Party [Member]
Payment of operating costs through IPO Promissory Note					$ 36,839		$ 33,620	$ 47,083
Subscription agreement expense	6,044,986		0		6,044,986		0
Change of fair value of subscription agreement liability	30,499,229		0		30,499,229		0
Income earned on cash and marketable securities held in Trust	(4,393,948)		0		(6,552,466)		0
Changes in operating assets and liabilities:
Prepaid expenses					3,295		0
Prepaid insurance					(508,929)		0
Accrued expenses					67,450		13,463
Net cash used in operating activities					(1,839,321)		0	0
Cash Flows from Investing Activities:
Investment of cash into Trust Account					(414,000,000)		0
Cash withdrawn from Trust Account for working capital purposes					1,000,000		0
Net cash provided by (used in) investing activities					(413,000,000)		0
Cash Flows from Financing Activities:
Proceeds from sale of Public Units					414,000,000		0
Proceeds from sale of Private Placement Units					3,000,000		0
Repayment of IPO Promissory Note—related party					(420,673)		0
Payment of offering costs					(604,444)		0
Net cash provided by financing activities					415,974,883		0
Net Change in Cash					1,135,562		0	0
Cash – Beginning of year		0		$ 0	0		0	0			$ 0
Cash – End of period	1,135,562		0		1,135,562	$ 0	0	0	$ 0
Supplemental disclosure of cash flow information
Offering costs included in accrued offering costs					85,000		14,455
Deferred offering costs paid by Sponsor in exchange for issuance of Class B Ordinary Shares					0		20,173	20,173
Deferred offering costs paid through IPO Promissory Note – related party					123,987		118,625	137,764
Prepaid services contributed by Sponsor through IPO Promissory Note—related party					75,000		0
Deferred underwriting fee payable	3,000,000		0		3,000,000	0	0	0	0
ColdQuanta Inc dba Infleqtion [Member]
Cash Flows from Operating Activities:
Net loss					(21,035,000)	(45,498,000)			(53,764,000)	$ (52,766,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense					2,410,000	1,821,000			2,616,000	2,134,000
Stock-based compensation expense					2,660,000	2,766,000			3,741,000	3,543,000
Interest accretion on deferred cash consideration					110,000	214,000			281,000	139,000
Non-cash transfer of property, plant and equipment									686,000	0
Loss on assset disposal									0	807,000
Changes in fair value of SAFE notes					0	363,000			2,271,000	0
Change in fair value of contingent consideration					0	(380,000)			(380,000)	0
Impairment of assets and goodwill					0	13,204,000			13,539,000	0
Changes in operating assets and liabilities:
Prepaid expenses					812,000	95,000			582,000	(2,458,000)
Accrued expenses					324,000	782,000			3,563,000	(1,121,000)
Accounts receivable					(399,000)	(3,452,000)			(1,981,000)	(36,000)
Inventories					(1,832,000)	(596,000)			(944,000)	(394,000)
Unbilled receivables					(231,000)	(1,011,000)			(2,254,000)	(602,000)
Other assets					(12,000)	41,000			(225,000)	(54,000)
Accounts payable					1,971,000	607,000			(987,000)	1,555,000
Contract liabilities					(335,000)	1,694,000			851,000	1,635,000
Operating lease right-of-use assets					490,000	(214,000)			(2,511,000)	(368,000)
Operating lease right-of-use liabilities					(877,000)	(18,000)			2,449,000	654,000
Net cash used in operating activities					(15,944,000)	(29,583,000)			(32,467,000)	(47,332,000)
Cash Flows from Investing Activities:
Purchases of marketable securities					(51,415,000)	0
Redemptions of marketable securities					0	12,660,000
Redemptions of marketable securities									12,660,000	(12,660,000)
Purchases of property and equipment					1,212,000	2,053,000			2,858,000	3,676,000
Morton Acquisition, net of cash acquired					0	(3,041,000)			(3,041,000)	0
Synoptiq Acquisition, net of cash acquired					0	(2,655,000)			(2,655,000)	0
Net cash provided by (used in) investing activities					(52,627,000)	4,911,000			4,106,000	(16,336,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Series C convertible preferred stock, net of issuance costs					49,225,000	0			25,153,000	0
Proceeds from issuance of SAFE Notes, net of issuance costs					0	22,656,000			22,655,000	1,425,000
Proceeds from stock options exercised					826,000	831,000			1,057,000	211,000
Payment of accrued issuance costs					(2,410,000)	0
Payment of offering costs					(1,021,000)	0
Payment of deferred cash consideration					(1,425,000)	(475,000)			(475,000)	(7,484,000)
Foreign currency translation					323,000	244,000			451,000	(342,000)
Net cash provided by financing activities					45,195,000	23,012,000			48,390,000	(5,848,000)
Net Change in Cash					(23,053,000)	(1,415,000)			20,480,000	(69,858,000)
Cash – Beginning of year		$ 48,142,000			48,142,000	27,662,000			27,662,000	97,520,000
Cash – End of period	$ 25,089,000		$ 26,247,000		25,089,000	26,247,000	$ 26,247,000	$ 48,142,000	48,142,000	27,662,000
Supplemental disclosure of cash flow information
Acquisition of assets through issuance of equity					0	5,236,000			5,236,000	0
Acquisition of assets through deferred payment arrangements					0	1,964,000			1,964,000	0
Series C unpaid issuance costs									$ 2,650,000	$ 0
Unpaid offering costs					$ 3,509,000	$ 0